Contingent Liabilities and Provisions - Additional Information (Detail) $ in Millions, € in Billions					1 Months Ended								3 Months Ended	25 Months Ended
	Sep. 30, 2018 CAD ($)	Mar. 15, 2018	Jan. 31, 2018 CAD ($)	Dec. 31, 2016 USD ($)	Apr. 30, 2021 CAD ($)	Jun. 30, 2018 CAD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 EUR (€)	Dec. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jul. 31, 2008 CAD ($)	Jun. 30, 2007 CAD ($)	Jan. 31, 2020 CAD ($)	Apr. 30, 2018 USD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2019 CAD ($)	Mar. 31, 2013 USD ($)
Valeant class actions [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Underwriting offering							$ 5,250	€ 1.5	$ 900	$ 1,600
Underwriting offering, percentage							0.625%	0.625%	1.50%	1.50%
York Countyv Rambo Class Actions [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Underwriting offering				$ 650										$ 4,000
Underwriting offering, percentage				6.00%
York Countyv Rambo Class Actions [member] | Tranche One [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Underwriting offering				$ 400
York Countyv Rambo Class Actions [member] | Tranche Two [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Underwriting offering				$ 250
Restructuring provision [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Restructuring provision															$ 99,000,000	$ 222,000,000	$ 26,000,000
Recognised Restructuring charge													$ 339,000,000
Legal proceedings contingent liability [member] | Bottom of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities															0
Legal proceedings contingent liability [member] | Top of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities															1,100,000,000
Green v. Canadian Imperial Bank of Commerce, et al. [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought											$ 5,000,000,000
Damages payable to the shareholders															$ 125,000,000
Fresco v. CIBC/Gaudet v. CIBC [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought												$ 500,000,000
Loss contingency, punitive damage												$ 100,000,000
Simplii Privacy Class Actions [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought						$ 550,000,000
Loss contingency, punitive damage						$ 20,000,000
Loss Contingency damages Awarded					$ 2,000,000
Pozgaj v. CIBC and CIBC Trust [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought	$ 200,000,000
Pilon v. Amex Bank of Canada, et al. [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, punitive damage			$ 500
The RRSP of J.T.G v. Her Majesty The Queen [Member] | Part 1 tax [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Income Tax Assessment Payable																		$ 139
The RRSP of J.T.G v. Her Majesty The Queen [Member] | Part XI.1 tax [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Income Tax Reassessment Payable																		$ 144
Salko v. CIBC Investor Services Inc. et al [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Punitive damages as a percentage of the total sum of fees charged to class members		5.00%